Equity - Distribution of Profit - Proposed Distribution of Profit (Details) € in Thousands	12 Months Ended
Dec. 31, 2020 EUR (€)
Equity
Voluntary reserve	€ 62,134
Dividends	2,614
Profit of the Parent	€ 64,748